ACQUISITION, RESTRUCTURING AND MANAGEMENT FEE COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summarizes of total acquisition, restructuring and management fee costs
The following table summarizes total acquisition, restructuring and management fee costs:

	For the years ended
	December 31, 2021	December 31, 2020	December 31, 2019
Acquisitions (1)	$5,074	$4,434	$1,404
Restructuring (2)	1,465	5,309	3,538
Management fees (3)	25,789	6,089	3,662
Earn out adjustment (4)	17,173	—	—

Total acquisition, restructuring and management fees	$49,501	$15,832	$8,604

(1)	Includes professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions.
(2)	Includes costs incurred as part of the restructuring of operations including professional and consulting services.
(3)
Includes acquisition costs and management fees paid to Sentinel Capital Partners, including a fee of $23,275 paid in 2021 upon the Closing of the Business Combination. Director compensation of $
90
attributable to Mr. Basham’s and Mr. Coady’s service on Holley’s Board of Directors paid to Sentinel Capital Partners is included in selling, general, and administrative cost for the year ended December 31, 2021.

(4)	A fair value adjustment to the contingent consideration payable from the Simpson acquisition.